Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

5. Segment information

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the years ended December 31, 2019 and 2018 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from the sale of license rights, rendering of research services to a pharmaceutical company and grants earned.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	2019	2018	2017
Fees from sale of license rights	—	4,876,000	—
Collaborative research funding	2,762,830	1,167,855	—
Grants earned	49,405	609,212	464,916
Other service income	21,430	49,606	34,978
Total	2,833,665	6,702,673	499,894

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	2019	2018	2017
Indivior PLC	2,762,830	6,043,855	—
The Michael J. Fox Foundation	—	609,212	464,916
Eurostars (Innosuisse)	49,405	—	—
Other counterparties	21,430	49,606	34,978
Total	2,833,665	6,702,673	499,894

For more detail, refer to note 16, “Revenue from contract with customer” and note 17 “Other Income”.

The geographical allocation of long‑lived assets is detailed as follows:

	December 31,	December 31,
	2019	2018
Switzerland	498,066	62,866
United States of America	141,420	—
France	391	406
Total	639,877	63,272

The geographical analysis of operating costs is as follows:

	2019	2018	2017
Switzerland	17,409,808	8,119,953	3,719,191
United States of America	21,214	—	—
France	6,800	7,345	15,759
Total operating costs (note 18)	17,437,822	8,127,298	3,734,950

There was capital expenditure of CHF 28,459 in 2019 and CHF 9,054  in 2018.